Shareholders' Equity (Details) - Schedule of information about options outstanding and exercisable - 0.003 [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 0.003
Options Outstanding, Number outstanding (in Shares) | shares	269,500
Options Outstanding, Weighted average remaining contractual life Years	3 years 4 months 28 days
Options Outstanding, Weighted average exercise price	$ 0.003
Options Exercisable, Number exercisable (in Shares) | shares	30,000
Options Exercisable, Weighted average remaining contractual life Years	2 years 14 days
Options Exercisable, Weighted average exercise price	$ 0.003